Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(21)	Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”). The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2015, the Company was authorized to issue 12,745,438 shares under the 2006 Stock Incentive Plan. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Stock options

A summary of stock options activity for the years ended December 31, 2013, 2014 and 2015 is as follows:

				Weighted
				Average
		Weighted		remaining	Aggregate
	Number of	Average		contractual	intrinsic
	Stock options	exercise price		term	Value

Outstanding as of December 31, 2012	5,349,942	US$	4.55
Granted	—		—
Exercised	(178,750)	US$	(3.65)		US$	638
Forfeited or cancelled	(1,625)	US$	(8.31)
Outstanding as of December 31, 2013	5,169,567	US$	4.58
Granted	1,792,820	US$	4.17
Exercised	—		—	—		—
Forfeited or cancelled	(51,575)	US$	(3.80)
Outstanding as of December 31, 2014	6,910,812	US$	4.48
Granted	86,000	US$	0.84
Exercised	—	US$	—
Forfeited or cancelled	(453,818)	US$	(7.43)
Outstanding as of December 31, 2015	6,542,994	US$	4.23	4.49 years		—
Vested and expected to vest as of December 31, 2015	6,542,994	US$	4.23	4.49 years		—
Exercisable as of December 31, 2015	6,483,744	US$	4.04	4.44 years		—

The weighted average option fair value of US$0.57 per share or an aggregate of US$49 on the date of grant during the year ended December 31, 2015.The weighted average option fair value of US$2.93 per share or an aggregate of US$5,255 on the date of grant during the year ended December 31, 2015 was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions.

Year ended December 31, 2015

Expected volatility	76.23%-78.53%
Expected dividends yield	0%
Expected term	6.25 years
Risk-free interest rate (per annum)	1.38%-1.40%
Estimated fair value of underlying ordinary shares (per share)	US$0.34-0.78

The Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award.  No income tax benefit was recognized in the consolidated statements of comprehensive loss for these share options as such compensation expenses are not deductible for PRC tax purposes.  The amount of compensation cost recognized for stock options for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Cost of revenues	3,314	4,748	1,525	235
Selling expenses	2,582	7,558	2,721	420
General and administrative expenses	6,949	18,603	6,409	990
Research and development expenses	3,040	4,023	1,295	200
Total compensation cost recognized for stock options	15,885	34,932	11,950	1,845

As of December 31, 2015, US$ 65 (RMB 418) of unrecognized compensation expense related to stock options is expected to be recognized over a weighted average period of approximately 1.61 years.